Commitments, contingencies and guarantees - Maturities of purchase obligations (Detail) - Other commitments [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Purchase obligations [Line Items]
Purchase obligations, Total	¥ 69,003	¥ 44,192
Less than 1 year	21,985
1 to 2 years	17,910
2 to 3 years	16,400
3 to 4 years	12,144
4 to 5 years	564
More than 5 years